Total
Nuveen Inflation Linked Bond Fund
Nuveen Inflation Linked Bond Fund
Investment objective
The Fund seeks to provide inflation protection and income, primarily through investment in inflation-linked bonds.
Fees and expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 192 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 105 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Nuveen Inflation Linked Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load)	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none	none
Annual low balance account fee (for accounts under $1,000)	$ 15.00	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Inflation Linked Bond Fund		Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Management fees		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution (Rule 12b-1) fees		0.25%	none	0.15%	none	none	none
Other expenses		0.07%	0.12%	0.02%	0.02%	0.27%	0.02%
Total annual Fund operating expenses		0.56%	0.36%	0.41%	0.26%	0.51%	0.26%
Waivers and expense reimbursements	[1]	none	none	none	none	none	(0.26%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.56%	0.36%	0.41%	0.26%	0.51%	none
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Class A shares; (ii) 0.45% of average daily net assets for Class I shares; (iii) 0.45% of average daily net assets for Premier Class shares; (iv) 0.30% of average daily net assets for Class R6 shares; (v) 0.55% of average daily net assets for Retirement Class shares; and (vi) 0.30% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2025, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nuveen Inflation Linked Bond Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
1 Year	$ 430	$ 37	$ 42	$ 27	$ 52	none
3 Years	548	116	132	84	164	none
5 Years	676	202	230	146	285	none
10 Years	$ 1,050	$ 456	$ 518	$ 331	$ 640	none

Portfolio turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2024, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), invests at least 80% of the Fund’s assets in fixed-income securities whose principal value increases or decreases based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”), over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities (“TIIS”). The Fund can also invest in (1) other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers, as well as foreign governments, and (2) money market instruments or other short-term securities. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond’s principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a “real” rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the CPI-U. Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation. The principal amount of a TIIS instrument may diminish in times of deflation. However, the U.S. Treasury guarantees that the final principal payment at maturity is at least the original principal amount of the bond. The interest and principal components of the bonds may be “stripped” or sold separately. The Fund can buy or sell either component.

The Fund may also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, the Fund’s investments in inflation-linked bonds of foreign issuers are generally less than 20% of its assets.

The Fund’s benchmark index is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (the “Index”). As of May 31, 2024, the duration of the Index was 3.94 years. Although the Fund may invest in fixed-income securities of any duration, typically, the Fund invests in corporate and foreign inflation-indexed bonds that are similar in duration and maturity to those of U.S. Government inflation-indexed bonds.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. In particular, the Fund may purchase and sell interest rate futures to attempt to manage duration and/or certain risks. The Fund also may invest in any fixed-income securities provided that no more than 5% of its assets are invested in fixed-income securities rated below investment-grade.

Principal investment risks
Risk Table - Nuveen Inflation Linked Bond Fund	Risk [Text Block]
Risk Lose Money [Member]	You could lose money over short or long periods by investing in this Fund.
Interest Rate Risk (a type of Market Risk)

• Interest Rate Risk (a type of Market Risk)—The risk that changes in interest rates can adversely affect the value or liquidity of, and income generated by, fixed-income investments. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are changing. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. In general, changing interest rates, including rates that fall below zero, or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell fixed-income investments. When interest rates change, the values of longer duration fixed-income securities usually change more than the values of shorter duration fixed-income securities. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Market Volatility, Liquidity and Valuation Risk (types of Market Risk)

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

Income Volatility Risk	• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.
Special Risks for Inflation-Indexed Bonds

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

Credit Risk (a type of Issuer Risk)

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing, or may be perceived (whether by market participants, rating agencies, pricing services or otherwise) as not able or willing, to meet interest or principal payments when the payments become due.

Credit Spread Risk

• Credit Spread Risk—The risk that credit spreads (i.e., the difference in yield between securities that is due to differences in each security’s respective credit quality) may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

U.S. Government Securities Risk

• U.S. Government Securities Risk—Securities issued by the U.S. Government or one of its agencies or instrumentalities may receive varying levels of support from the U.S. Government, which could affect the Fund’s ability to recover should they default. To the extent the Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance.

Fixed-Income Foreign Investment Risk

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments as well as armed conflicts. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also have lower overall liquidity and be more difficult to value than investments in U.S. issuers. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, and less stringent accounting, corporate governance, financial reporting and disclosure standards. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other restrictions by the United States or other governments may also negatively impact the Fund’s investments. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Fund’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other measures that may be imposed could vary broadly in scope, and their impact is impossible to predict.

Active Management Risk

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives and may not produce expected returns.

Derivatives Risk

• Derivatives Risk—The risks associated with investing in derivatives, including futures, options, swaps, forwards, and other fixed-income derivative instruments, and other similar instruments (referred to collectively as “derivatives”) may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, and include leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. The Fund may use more complex derivatives that might be particularly susceptible to liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2023, and how those returns compare to those of the Fund’s benchmark index. In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance. The table also includes the average annual returns of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index, which is generally representative of the market sectors or types of investments in which the Fund invests. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Inflation Linked Bond Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2024, was 1.60%.
Best quarter: 3.69%, for the quarter ended June 30, 2014. Worst quarter: -3.80%, for the quarter ended September 30, 2022.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2023
Average Annual Total Returns - Nuveen Inflation Linked Bond Fund	Label	1 Year	5 Years	10 Years		Inception Date
Class A		0.16%	2.17%	1.59%		Oct. 01, 2002
Class I		4.14%	3.16%	2.21%	[1]	Dec. 04, 2015
Premier Class		4.18%	3.11%	2.14%		Sep. 30, 2009
Class R6		4.36%	3.27%	2.29%		Oct. 01, 2002
Class R6 | After Taxes on Distributions		2.92%	1.60%	1.10%
Class R6 | After Taxes on Distributions and Sales		2.56%	1.85%	1.27%
Retirement Class		4.05%	3.00%	2.03%		Mar. 31, 2006
Class W		4.60%	3.51%	2.42%	[1]	Sep. 28, 2018
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.81%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index	4.36%	3.43%	2.31%
[1]

The performance shown for Class I and Class W that is prior to their respective inception dates is based on performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.